Equity Offering and Stock-Based Compensation Plan (Schedule of Stock Option Activity) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Number of Options Outstanding
Shares under option at January 1, 2013			3,315,917
Granted			358,239
Exchanged for MakerBot options from merger			77,631
Exercised	(618,006)	(115,660)	(1,265,673)	(207,800)
Forfeited			(26,651)
Shares under option at September 30, 2013	2,459,463		2,459,463
Shares exercisable under option at September 30, 2013	1,412,361		1,412,361
Weighted Average Exercise Price
Shares under option at January 1, 2013			$ 11.83
Granted			$ 84.88
Exchanged for MakerBot options from merger			$ 4.76
Exercised			$ 7.91
Forfeited			$ 34.80
Shares under option at September 30, 2013	$ 24.03		$ 24.03
Shares exercisable under option at September 30, 2013	$ 8.94		$ 8.94
Minimum [Member]
Number of Options Outstanding
Shares under option at January 1, 2013			2.21
Weighted Average Exercise Price
Granted			$ 74.95
Exchanged for MakerBot options from merger			$ 2.74
Exercised			$ 2.21
Forfeited			$ 6.52
Shares under option at September 30, 2013	$ 2.21		$ 2.21
Shares exercisable under option at September 30, 2013	$ 2.21		$ 2.21
Maximum [Member]
Number of Options Outstanding
Shares under option at January 1, 2013			46.87
Weighted Average Exercise Price
Granted			$ 91.56
Exchanged for MakerBot options from merger			$ 7.30
Exercised			$ 46.87
Forfeited			$ 46.87
Shares under option at September 30, 2013	$ 91.56		$ 91.56
Shares exercisable under option at September 30, 2013	$ 46.87		$ 46.87